INCOME TAXES - Reconciliation of Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Asset, Net Reconciliation
Deferred tax assets, at period start	$ 0	$ 103,000
Deferred tax liabilities, at period start	(10,643,000)	(7,126,000)
Deferred tax liabilities, at period start	(10,643,000)	(7,023,000)
Recognized in the year
Tax adjustments	0	(1,537,000)
Recognition of Deferred Tax Liability on Fixed Assets	(2,114,000)	(2,083,000)
Adjustments recognized in period	(2,114,000)	(3,620,000)
Deferred tax assets, at period end	0	0
Deferred tax liabilities, at period end	(12,757,000)	(10,643,000)
Deferred tax liabilities, at period end	$ (12,757,000)	$ (10,643,000)